FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

        Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

        Level 1—observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities;

        Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

        Level 3—inputs for the asset or liability that are not based on observable market data (unobservable inputs).

        The fair value of financial assets and liabilities as of December 31, 2014, including those measured at fair value on a recurring basis, consisted of the following:

	Level 1	Level 2	Level 3	Total
	RUB	RUB	RUB	RUB
Assets:
Cash equivalents:
Bank deposits(1)	—	9,775	—	9,775
Investments in money market funds	4,253	—	—	4,253
Term deposits, current	—	5,863	—	5,863
Term deposits, non-current	—	24,775	—	24,775
Restricted cash	1,497	—	—	1,497
Investments in debt securities	—	3,089	—	3,089
Loans to employees	—	768	—	768
Loans granted	—	522	—	522
Derivative contracts (Notes 4, 6)(2)	—	—	8	8

	5,750	44,792	8	50,550

Liabilities:
Convertible debt	—	25,294	—	25,294
Contingent consideration(2)	—	—	85	85
Derivative contracts(2)	—	37	—	37

	—	25,331	85	25,416

(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2014.

        The fair value of financial assets and liabilities as of December 31, 2015, including those measured at fair value on a recurring basis, consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total	Total
	RUB	RUB	RUB	RUB	$
Assets:
Cash equivalents:
Bank deposits(1)	—	14,775	—	14,775	202.8
Investments in money market funds	6,195	—	—	6,195	85.0
Term deposits, current	—	15,150	—	15,150	207.9
Term deposits, non-current	—	18,455	—	18,455	253.2
Restricted cash	1,390	—	—	1,390	19.1
Investments in debt securities(2)	—	2,915	—	2,915	40.0
Loans to employees	—	1,022	—	1,022	14.0
Loans granted	—	662	—	662	9.0

	7,585	52,979	—	60,564	831.0

Liabilities:
Convertible debt	—	26,857	—	26,857	368.5
Contingent consideration(2)	—	—	407	407	5.5
Derivative contracts(2)	—	92	—	92	1.3

	—	26,949	407	27,356	375.3

(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2015.

        The fair values of the Company's Level 1 financial assets are based on quoted market prices of identical underlying securities. The fair values of the Company's Level 2 financial assets and liabilities are based on quoted prices and market observable data of similar instruments.

        There were no transfers of financial assets and liabilities between the levels of the fair value hierarchy during the years ended December 31, 2013, 2014 and 2015.

        The total gains attributable to bank deposits and investments in money market funds amounted to RUB 1,651, RUB 1,840 and RUB 2,868 ($39.4) in 2013, 2014 and 2015, respectively. Such amounts are included in interest income, net in the consolidated statements of income.

        The Company measures at fair value non-financial assets and liabilities recognized as a result of business combinations.

        The Company measures the fair value of investments in debt instruments carried at amortized cost, non-current term deposits and convertible debt for disclosure purposes. The carrying amounts and fair values of debt securities, non-current term deposits and convertible debt as of December 31, 2014 and 2015 were as follows:

	2014
			2015
	Carrying amount
		Fair value	Carrying amount		Fair value
	RUB	RUB	RUB	$	RUB	$
Investments in debt securities	3,124	3,089	2,915	40.0	2,915	40.0
Term deposits, non-current	25,663	24,775	18,399	252.4	18,455	253.2
Convertible debt	(26,123)	(25,294)	(27,374)	(375.6)	(26,857)	(368.5)

Total	2,664	2,570	(6,060)	(83.2)	(5,487)	(75.3)

        The Company did not estimate the fair value of non-marketable equity investments carried at cost because it did not identify events or changes in circumstances that might have had a significant adverse effect on the fair value of these investments. Furthermore, the Company believes it is not practicable to estimate the fair value of these equity investments since quoted market prices are not available and the cost of obtaining independent valuations appears excessive considering the materiality of the investments to the Company.